Share-Based Payments (Details) - Schedule of Option Grants - Black Scholes Model [Member] - $ / shares	Dec. 22, 2023	Jun. 30, 2023
Schedule of Option Grants [Line Items]
Dividend yield (%)
Expected share price volatility (%)	91.00%	98.00%
Risk-free interest rate (%)	4.04%	4.49%
Expected life of stock options (years)	3 years	3 years
Share price (CAD) (in Dollars per share)	$ 3.83	$ 1.89
Exercise price (CAD) (in Dollars per share)	3.83	1.89
Fair value of options (USD) (in Dollars per share)	$ 1.61	$ 0.84
Vesting period (years)	1 year 6 months	1 year 6 months
Number of options granted	4,685,000	8,471,000